20. Impairment (Details 3) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Impairment of assets		$ 27	$ 13,371	$ 20
Producing properties relating to oil and gas activities in brazil [member]
Disclosure of information for individual asset or cash-generating unit with significant amount of property plant and equipment and intangible assets [line items]
Business segment			E&P
Carrying amount	17,209		$ 17,209
Recoverable amount	$ 17,624		17,624
Impairment of assets			$ (1,348)